United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2013

Date of Reporting Period: Quarter ended 02/28/2013

Item 1. Schedule of Investments

Federated Emerging Market Debt Fund
Portfolio of Investments
February 28, 2013 (unaudited)
Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—60.5%
		Aerospace & Defense—0.4%
$1,050,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	$1,153,950
		Automobile & Parts—0.7%
2,000,000	[1,2]	Tenedora Nemak SA de CV, Series 144A, 5.50%, 2/28/2023	2,030,000
		Banking—8.7%
1,750,000	[1,2]	Banco Btg Pactual/Cayman, Series 144A, 4.00%, 1/16/2020	1,701,875
2,800,000	[1,2]	Banco Credito del Peru, Sr. Note, Series 144A, 5.375%, 9/16/2020	3,101,000
600,000	[1,2]	Banco Davivienda SA, Series 144A, 2.95%, 1/29/2018	594,000
1,000,000		Banco Do Brasil SA, 3.875%, 10/10/2022	988,500
3,000,000	[1,2]	Banco Do Brasil SA, Series 144A, 6.25%, 12/29/2049	3,000,000
750,000	[1,2]	Banco Reservas Rep Domin, Series 144A, 7.00%, 2/1/2023	750,000
1,120,000	[1,2]	Banco Santander, SA, Series 144A, 4.125%, 11/9/2022	1,113,840
1,250,000		BBVA Bancomer SA Texas, Series REGS, 7.25%, 4/22/2020	1,415,625
690,000	[1,2]	Caixa Economica Federal, Series 144A, 3.50%, 11/7/2022	675,165
1,500,000		Credito Real SA, Sr. Unsecd. Note, Series REGS, 10.25%, 4/14/2015	1,659,375
1,000,000	[1,2]	El Fondo Mivivienda SA, Series 144A, 3.50%, 1/31/2023	980,000
1,100,000		SASOL Financing International PLC, 4.50%, 11/14/2022	1,101,375
1,500,000		Sberbank of Russia, Series REGS, 5.125%, 10/29/2022	1,518,000
3,500,000	[1,2]	Turkiye Garanti Bankasi A.S., Series 144A, 5.25%, 9/13/2022	3,714,375
1,000,000	[1,2]	Vnesheconombank, Sr. Unsecd. Note, Series 144A, 5.375%, 2/13/2017	1,086,300
500,000		VTB Bank OJSC, Series REGS, 6.315%, 2/22/2018	548,500
1,000,000	[1,2]	VTB Capital SA, Bond, Series 144A, 6.25%, 6/30/2035	1,086,250
		TOTAL	25,034,180
		Beverage & Tobacco—0.6%
750,000	[1,2]	Anadolu Efes Biracilik ve Malt Sanayii AS, Series 144A, 3.375%, 11/1/2022	717,188
1,000,000	[1,2]	Corp Lindley SA, Series 144A, 6.75%, 11/23/2021	1,158,500
		TOTAL	1,875,688
		Broadcast Radio & TV—1.0%
2,000,000		Grupo Televisa SA, Sr. Note, 8.50%, 3/11/2032	2,886,418
		Building & Development—1.3%
1,100,000		Cemex Finance LLC, Series REGS, 9.50%, 12/14/2016	1,199,000
1,500,000		Odebrecht Finance Ltd., Series REGS, 7.00%, 4/21/2020	1,713,750
700,000	[1,2]	Odebrecht SA, Company Guarantee, Series 144A, 7.50%, 9/29/2049	743,750
		TOTAL	3,656,500
		Building Materials—0.6%
615,000	[1,2]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 3/30/2020	682,650
1,000,000	[1,2]	Votorantim Celulose e Papel SA, Company Guarantee, Series 144A, 7.25%, 4/5/2041	1,132,500
		TOTAL	1,815,150
		Chemicals—3.2%
755,000	[1,2]	ALPEK SA DE CV, Series 144A, 4.50%, 11/20/2022	777,650
1,900,000	[1,2]	Braskem Finance Ltd., Company Guarantee, Series 144A, 5.75%, 4/15/2021	1,999,750
750,000	[1,2]	Gajah Tunggal, Series 144A, 7.75%, 2/6/2018	773,400
600,000	[1,2]	Mexichem SA de CV, Series 144A, 4.875%, 9/19/2022	634,500
2,000,000	[1,2]	Mexichem SA de CV, Sr. Unsecd. Note, Series 144A, 6.75%, 9/19/2042	2,223,000

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Chemicals—continued
$2,300,000	[1,2]	PTT Global Chemical PCL, Sr. Unsecd. Note, Series 144A, 4.25%, 9/19/2022	$2,406,651
		TOTAL	8,814,951
		Conglomerates—3.1%
1,500,000	[1,2]	Grupo Aval Ltd., Sr. Unsecd. Note, Series 144A, 4.75%, 9/26/2022	1,511,250
1,500,000	[1,2]	Grupo Aval Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 2/1/2017	1,627,500
1,000,000	[1,2]	Gruposura Finance, Company Guarantee, Series 144A, 5.70%, 5/18/2021	1,112,500
200,000		Gruposura Finance, Company Guarantee, Series REGS, 5.70%, 5/18/2021	222,500
2,000,000		Hutch Whampoa International Ltd., Series REGS, 6.00%, 5/29/2049	2,129,999
250,000	[1,2]	Hutchison Whampoa International Ltd., Sr. Unsecd. Note, Series 144A, 4.625%, 1/13/2022	274,810
1,500,000		Voto-Votorantim O/S Trad, Series REGS, 6.625%, 9/25/2019	1,725,000
		TOTAL	8,603,559
		Container & Glass Products—0.8%
1,300,000	[3,4]	Vitro SA, Note, 11.75%, 11/1/2013	916,500
2,000,000	[3,4]	Vitro SA, Sr. Unsecd. Note, 9.125%, 2/1/2017	1,410,000
		TOTAL	2,326,500
		Food Producers—0.6%
1,730,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	1,878,650
		Metals & Mining—4.2%
1,250,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	1,266,983
300,000	[1,2]	Bumi Investment PTE Ltd., Company Guarantee, Series 144A, 10.75%, 10/6/2017	275,250
800,000	[1,2]	Codelco, Inc., Series 144A, 3.00%, 7/17/2022	791,418
650,000	[1,2]	Samarco Mineracao SA, Series 144A, 4.125%, 11/1/2022	638,625
1,150,000		Southern Copper Corp., 5.25%, 11/8/2042	1,117,747
2,000,000		Vale Overseas Ltd., 4.375%, 1/11/2022	2,091,994
3,250,000		Vale Overseas Ltd., 6.875%, 11/21/2036	3,851,042
2,100,000	[1,2]	Volcan Compania Minera SA, Series 144A, 5.375%, 2/2/2022	2,268,000
		TOTAL	12,301,059
		Oil & Gas—20.2%
1,000,000	[1,2]	CITGO Petroleum Corp., Sr. Secd. Note, Series 144A, 11.50%, 7/1/2017	1,145,000
400,000		CITGO Petroleum Corp., Sr. Secd. Note, Series REGS, 11.50%, 7/1/2017	458,000
2,000,000	[1,2]	CNOOC Finance 2012 Ltd., Series 144A, 3.875%, 5/2/2022	2,101,664
500,000	[1,2]	CNOOC Finance 2012 Ltd., Series 144A, 5.00%, 5/2/2042	553,229
1,000,000	[1,2]	Empresa Nacional del Petroleo, Note, Series 144A, 5.25%, 8/10/2020	1,083,038
1,100,000		Eurochem Mineral and Chemical Co. OJSC, Moscow, Series REGS, 5.125%, 12/12/2017	1,138,500
1,500,000	[1,2]	Gazprom Neft, Series 144A, 4.375%, 9/19/2022	1,503,750
1,750,000	[1,2]	Gazprom, Series 144A, 4.95%, 7/19/2022	1,848,525
1,000,000	[1,2]	IPIC GMTN, Ltd., Company Guarantee, Series 144A, 5.00%, 11/15/2020	1,137,500
1,550,000	[1,2]	IPIC GMTN, Ltd., Company Guarantee, Series 144A, 6.875%, 11/1/2041	2,100,250
1,000,000	[1,2]	KazMunaiGaz Finance Sub BV, Company Guarantee, Series 144A, 6.375%, 4/9/2021	1,185,000
1,000,000		KazMunaiGaz Finance Sub BV, Series REGS, 6.375%, 4/9/2021	1,185,000
1,000,000	[1,2]	Lukoil International Finance BV, Company Guarantee, Series 144A, 6.125%, 11/9/2020	1,142,500
1,600,000	[1,2]	Pacific Rubiales, Sr. Unsecd. Note, Series 144A, 7.25%, 12/12/2021	1,840,000
2,500,000		Pemex Project Funding Master, Company Guarantee, 6.625%, 6/15/2035	3,012,500
2,000,000	[1,2]	Pertamina PT, Series 144A, 6.00%, 5/3/2042	2,100,000
1,800,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	1,974,548
14,500,000		Petroleos de Venezuela, SA, Company Guarantee, Series REGS, 8.50%, 11/2/2017	14,391,250
3,000,000		Petroleos de Venezuela, SA, Series REGS, 9.00%, 11/17/2021	2,932,500

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—continued
$2,000,000		Petroleos Mexicanos, Company Guarantee, 6.50%, 6/2/2041	$2,364,999
791,667		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 6.00%, 5/8/2022	880,729
800,000	[1,2]	PTT Public Co. Ltd., Series 144A, 4.50%, 10/25/2042	765,486
2,000,000	[1,2]	PTTEP Canada Internation, Series 144A, 6.35%, 6/12/2042	2,409,220
2,600,000	[1,2]	Reliance Industries Ltd., Series 144A, 5.875%, 12/31/2049	2,583,750
2,000,000	[1,2]	Rosneft Oil Co. via Rosneft International, Series 144A, 4.199%, 3/6/2022	2,000,000
200,000	[1,2]	Sinopec Group Oversea 2012, Series 144A, 3.90%, 5/17/2022	212,655
200,000	[1,2]	Sinopec Group Oversea 2012, Series 144A, 4.875%, 5/17/2042	219,244
300,000	[1,2]	Thai Oil PCL, Series 144A, 3.625%, 1/23/2023	303,752
800,000	[1,2]	Thai Oil PCL, Series 144A, 4.875%, 1/23/2043	775,786
1,800,000	[1,2]	Transprtdra De Gas Intl, Series 144A, 5.70%, 3/20/2022	1,998,000
1,415,000	[1,2]	Zhaikmunai LLP, Series 144A, 7.125%, 11/13/2019	1,503,438
		TOTAL	58,849,813
		Pharmaceuticals—0.1%
400,000	[1,2]	Hypermarcas SA, Note, Series 144A, 6.50%, 4/20/2021	434,000
		Real Estate—0.7%
1,900,000	[1,2]	Qatari Diar Finance QSC, Foreign Gov't. Guarantee, Series 144A, 5.00%, 7/21/2020	2,201,625
		Telecommunications & Cellular—7.7%
2,000,000	[1,2]	Altice Financing SA, Series 144A, 7.875%, 12/15/2019	2,170,000
1,800,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	1,795,916
1,700,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	1,700,000
650,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	721,500
600,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	639,000
1,000,000	[1,2]	Indosat Palapa Co. B.V., Company Guarantee, Series 144A, 7.375%, 7/29/2020	1,136,200
1,500,000	[1,2]	MTS International Funding Ltd., Sr. Unsecd. Note, Series 144A, 8.625%, 6/22/2020	1,912,500
500,000	[1,2]	Qtel International Finance Ltd., Bank Guarantee, Series 144A, 5.00%, 10/19/2025	556,875
1,000,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	1,118,750
900,000	[1,2]	Qtel International Finance Ltd., Series 144A, 3.25%, 2/21/2023	891,180
800,000	[1,2]	Qtel International Finance Ltd., Series 144A, 4.50%, 1/31/2043	786,000
1,400,000	[1,2]	Telemar Norte Leste SA, Sr. Unsecd. Note, Series 144A, 5.50%, 10/23/2020	1,466,500
1,200,000	[1,2]	Telemovil Finance Co., Ltd., Company Guarantee, Series 144A, 8.00%, 10/1/2017	1,311,000
1,100,000	[1,2]	Telfon Celuar Del Paragu, Series 144A, 6.75%, 12/13/2022	1,182,500
1,400,000	[1,2]	Vimpelcom, Company Guarantee, Series 144A, 7.5043%, 3/1/2022	1,568,000
2,000,000	[1,2]	Vimpelcom, Series 144A, 5.95%, 2/13/2023	2,007,500
1,000,000		VIP FIN (Vimpelcom), Series REGS, 9.125%, 4/30/2018	1,188,750
		TOTAL	22,152,171
		Utilities—6.6%
900,000	[1,2]	Abu Dhabi National Energy Co. PJSC, Series 144A, 3.625%, 1/12/2023	919,350
1,900,000	[1,2]	Abu Dhabi National Energy Co. PJSC, Sr. Unsecd. Note, Series 144A, 5.875%, 12/13/2021	2,261,000
1,000,000	[1,2]	Cez AS, Series 144A, 4.25%, 4/3/2022	1,062,530
1,780,000	[1,2]	Comision Fed De Electric, Sr. Note, Series 144A, 4.875%, 5/26/2021	1,969,125
1,750,000	[1,2]	Comision Fed De Electric, Sr. Unsecd. Note, Series 144A, 5.75%, 2/14/2042	1,916,250
2,000,000	[1,2]	Dubai Electricity & Water, Sr. Unsecd. Note, Series 144A, 7.375%, 10/21/2020	2,472,500
1,100,000		Israel Electric Corp. Ltd., Series REGS, 7.25%, 1/15/2019	1,248,816
1,550,000	[1,2]	Israel Electric Corp. Ltd., Sr. Unsecd. Note, Series 144A, 6.70%, 2/10/2017	1,722,178
2,000,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.75%, 1/20/2020	2,480,000

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utilities—continued
$3,000,000	[1,2]	Perusahaan Listrik Negara PT, Series 144A, 5.25%, 10/24/2042	$2,940,000
		TOTAL	18,991,749
		TOTAL CORPORATE BONDS (IDENTIFIED COST $161,956,765)	175,005,963
		FLOATING RATE LOAN—0.1%
		Farming & Agriculture—0.1%
625,663	[5]	Carolbrl, 1.00%, 12/31/2017 (IDENTIFIED COST $617,543)	321,903
		GOVERNMENTS/AGENCIES—35.5%
5,349,654		Argentina, Government of, Note, 8.28%, 12/31/2033	2,982,432
28,885,000		Argentina, Government of, Note, 9.02%-11.27%, 12/15/2035	1,545,348
890,000	[1,2]	Bolivia, Government of, Series 144A, 4.875%, 10/29/2022	876,650
1,500,000		Brazil, Government of, Sr. Unsecd. Note, 5.625%, 1/7/2041	1,800,000
545,000	[1,2]	Central Bank of Nigeria, Note, Series 144A, 6.75%, 1/28/2021	629,475
2,400,000		Colombia, Government of, 7.375%, 9/18/2037	3,474,000
400,000		Colombia, Government of, Bond, 6.125%, 1/18/2041	511,000
550,000	[1,2]	Costa Rica, Government of, Series 144A, 4.25%, 1/26/2023	561,000
600,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	672,600
375,000	[1,2]	Guatemala, Government of, Series 144A, 4.875%, 2/13/2028	368,438
1,800,000	[1,2]	Indonesia, Government of, Series 144A, 5.25%, 1/17/2042	1,950,750
1,800,000		Indonesia, Government of, 6.625%, 2/17/2037	2,254,500
2,500,000	[1,2]	Indonesia, Government of, Series 144A, 8.50%, 10/12/2035	3,718,750
1,350,000	[1,2]	Kazakhstan, Government of, Company Guarantee, Series 144A, 6.375%, 10/6/2020	1,603,125
1,500,000	[1,2]	Kingdom of Morocco, Series 144A, 4.25%, 12/11/2022	1,533,750
1,200,000	[1,2]	Kingdom of Morocco, Series 144A, 5.50%, 12/11/2042	1,203,000
1,450,000	[1,2]	Lithuania, Government of, Series 144A, 6.625%, 2/1/2022	1,790,750
MXN 46,500,000		Mex Bonos Desarr Fix Rate, 8.50%, 5/31/2029	4,731,681
MXN 15,000,000		Mexico, Government of, Bond, 10.00%, 12/5/2024	1,676,614
BRL 4,031,000		Nota Do Tesouro Nacional, 10.00%, 1/1/2023	2,135,169
3,750,000		Panama, Government of, 6.70%, 1/26/2036	5,025,000
1,300,000	[1,2]	Paraguay, Government of, Series 144A, 4.625%, 1/25/2023	1,293,500
4,276,000		Peru, Government of, 6.55%, 3/14/2037	5,815,360
PHP 22,000,000		Philippines, Government of, 3.90%, 11/26/2022	578,947
1,300,000		Philippines, Government of, Sr. Unsecd. Note, 5.50%, 3/30/2026	1,595,750
750,000	[1,2]	Republic of Slovenia, Series 144A, 5.50%, 10/26/2022	761,250
2,500,000		Republic of Venezuela, 7.75%, 10/13/2019	2,412,500
4,220,000		Republica Oriental del Uruguay, 7.625%, 3/21/2036	6,145,375
3,000,000	[1,2]	Russia, Government of, Bond, Series 144A, 5.00%, 4/29/2020	3,435,000
1,000,000	[1,2]	Russia, Government of, Unsecd. Note, Series 144A, 4.50%, 4/4/2022	1,106,500
4,301,250		Russia, Government of, Unsub., 7.50%, 3/31/2030	5,355,529
1,075,000	[1,2]	Senegal, Government of, Sr. Unsecd. Note, Series 144A, 8.75%, 5/13/2021	1,263,125
400,000	[1,2]	Serbia, Government of, Series 144A, 7.25%, 9/28/2021	445,400
500,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 5.875%, 7/25/2022	518,750
650,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.25%, 10/4/2020	692,250
1,550,000		Turkey, Government of, 3.25%, 3/23/2023	1,499,625
500,000		Turkey, Government of, 6.00%, 1/14/2041	581,250
6,930,000		Turkey, Government of, 6.875%, 3/17/2036	8,835,750
3,000,000		Turkey, Government of, Bond, 5.625%, 3/30/2021	3,477,600

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		GOVERNMENTS/AGENCIES—continued
2,100,000		United Mexican States, 4.75%, 3/8/2044	$2,205,000
4,697,000		United Mexican States, 6.75%, 9/27/2034	6,317,465
7,150,000		Venezuela, Government of, 9.375%, 1/13/2034	7,267,975
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $85,828,148)	102,647,933
		MUTUAL FUND—2.5%
7,348,936	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	7,348,936
		TOTAL INVESTMENTS—98.6% (IDENTIFIED COST $255,751,392)[8]	285,324,735
		OTHER ASSETS AND LIABILITIES - NET—1.4%[9]	4,052,232
		TOTAL NET ASSETS—100.0%	$289,376,967
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2013, these restricted securities amounted to $134,789,660, which represented 46.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2013, these liquid restricted securities amounted to $133,429,160, which represented 46.1% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at February 28, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	3/16/2010	$650,000	$721,500
Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	11/23/2009	$591,750	$639,000
3	Non-income producing security.
4	Issuer in default.
5	The rate shown represents a weighted average coupon rate on settled positions at period end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
6	Affiliated holding.
7	7-Day net yield.
8	At February 28, 2013, the cost of investments for federal tax purposes was $257,141,861. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities was $28,182,874. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $32,346,646 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,163,772.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2013.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$175,005,963	$—	$175,005,963
Floating Rate Loan	—	—	321,903	321,903
Governments/Agencies	—	102,647,933	—	102,647,933
Mutual Fund	7,348,936	—	—	7,348,936
TOTAL SECURITIES	$7,348,936	$277,653,896	$321,903	$285,324,735
7
Federated International Leaders Fund
Portfolio of Investments
February 28, 2013 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—91.2%
	Canada—0.7%
98,400	Potash Corp. of Saskatchewan, Inc.	$3,944,856
	France—9.9%
268,118	Accor SA	9,671,654
434,192	AXA	7,542,071
321,626	BNP Paribas SA	18,099,756
314,240	Edenred	10,871,795
22,923	L'Oreal SA	3,428,155
776,676	Television Francaise (TF1)	8,738,568
	TOTAL	58,351,999
	Germany—14.6%
95,475	Bayerische Motoren Werke AG	8,812,578
328,871	Daimler AG	19,606,630
247,950	Heidelberger Zement AG	17,098,437
977,668	Kloeckner & Co. AG	14,423,271
213,733	Rheinmetall AG	11,761,510
142,931	SAP AG	11,168,234
164,071	ThyssenKrupp AG	3,700,358
	TOTAL	86,571,018
	Hong Kong—7.7%
1,080,040	Dah Sing Financial Group	5,807,116
1,610,900	Hang Lung Properties Ltd.	6,210,469
1,632,992	HSBC Holdings PLC	18,098,772
514,223	Sun Hung Kai Properties	7,969,674
642,131	Wing Hang Bank Ltd.	7,095,599
	TOTAL	45,181,630
	Ireland—5.8%
661,547	CRH PLC	14,440,788
1,053,303	Grafton Group PLC	6,564,923
262,100	Ingersoll-Rand PLC, Class A	13,799,565
	TOTAL	34,805,276
	Italy—0.9%
1,083,535	UniCredito SpA	5,505,664
	Mexico—2.4%
56,900	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B, ADR	7,503,403
238,300	Grupo Televisa S.A.B., ADR	6,393,589
	TOTAL	13,896,992
	Netherlands—4.5%
215,126	Akzo Nobel NV	13,742,382
467,507	Philips Electronics NV	13,256,896
	TOTAL	26,999,278
	Singapore—3.3%
711,000	City Developments Ltd.	6,413,009
617,809	DBS Group Holdings Ltd.	7,538,028
332,904	United Overseas Bank Ltd.	5,129,044
	TOTAL	19,080,081
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Spain—2.8%
2,171,402		Banco Santander, SA	$16,473,467
		Sweden—3.6%
416,800		Assa Abloy AB, Class B	16,530,476
332,900		Volvo AB, Class B	4,992,934
		TOTAL	21,523,410
		Switzerland—15.9%
305,611		Adecco SA	17,427,620
117,512		Compagnie Financiere Richemont SA, Class A	9,446,846
815,875		Credit Suisse Group AG	21,857,059
9,348		Givaudan SA	11,170,127
323,654		Julius Baer Group Ltd.	12,265,219
153,342		Nestle SA	10,715,780
19,349		Swatch Group AG, Class B	11,002,899
		TOTAL	93,885,550
		United Kingdom—18.3%
552,152		Diageo PLC	16,585,417
512,689		Imperial Tobacco Group PLC	18,588,933
284,879		InterContinental Hotels Group PLC	8,271,894
539,123		Invesco Ltd.	14,443,105
1,540,951		Michael Page International PLC	10,035,807
202,484		Schroders PLC	6,119,030
161,869		Signet Jewelers Ltd.	9,909,620
258,698		Wolseley PLC	12,193,739
785,052		WPP PLC	12,552,829
		TOTAL	108,700,374
		United States—0.8%
85,000	[1]	Check Point Software Technologies Ltd.	4,463,350
		TOTAL COMMON STOCKS (IDENTIFIED COST $404,493,733)	539,382,945
		INVESTMENT FUND—1.4%
143,703		iShares MSCI EAFE Index Fund (IDENTIFIED COST $8,456,837)	8,360,641
		MUTUAL FUND—7.7%
45,858,171	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	45,858,171
		TOTAL INVESTMENTS—100.3% (IDENTIFIED COST $458,808,741)[4]	593,601,757
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[5]	(1,719,082)
		TOTAL NET ASSETS—100%	$591,882,675
At February 28, 2013, the Fund had the following outstanding foreign exchange contract:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contract Purchased:
3/1/2013	1,112,108 GBP	$1,687,947	$(812)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $532 and $393, respectively. This is based on the contracts held as of each month-end throughout the three month period.
Unrealized Depreciation on Foreign Exchange Contract is included in “Other Assets and Liabilities—Net.”
2

1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At February 28, 2013, the cost of investments for federal tax purposes was $458,808,741. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities and b) outstanding foreign currency commitments was $134,793,016. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $145,757,879 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,964,863.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
3

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$4,463,350	$—	$—	$4,463,350
International	534,919,595	—	—	534,919,595
Investment Fund	8,360,641	—	—	8,360,641
Mutual Fund	45,858,171	—	—	45,858,171
TOTAL SECURITIES	$593,601,757	$—	$—	$593,601,757
OTHER FINANCIAL INSTRUMENTS*	$—	$(812)	$—	$(812)
*	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GBP	—Great British Pound
4
Federated International Small-Mid Company Fund
Portfolio of Investments
February 28, 2013 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—96.4%
		Austria—2.2%
63,874		Andritz AG	$$4,504,770
		Bermuda—5.4%
1,600,000	[1]	Brilliance China Automotive Holdings Ltd.	2,207,437
151,999		Invesco Ltd.	4,072,053
77,400		Signet Jewelers Ltd.	4,738,428
		TOTAL	11,017,918
		Brazil—1.3%
51,272		Companhia Brasileira de Distribuicao Groupo Pao de Acucar, ADR	2,598,465
		Canada—6.9%
28,800		Agrium, Inc.	2,982,353
230,000	[1]	Ainsworth Lumber Co. Ltd.	729,309
471,900		Bombardier, Inc., Class B	1,899,040
24,000	[1]	Catamaran Corp	1,289,040
51,500		Dollarama, Inc.	3,026,327
38,600		National Bank of Canada, Montreal	2,940,525
28,300	[1]	Norbord, Inc.	883,921
9,800		West Fraser Timber Co. Ltd.	807,758
		TOTAL	14,558,273
		Cayman Islands—1.7%
212,030		AAC Technologies Hldgs. Inc.	892,617
1,110,000		China State Construction International Holdings Ltd.	1,554,309
72,000	[1]	Fabrinet	1,181,520
		TOTAL	3,628,446
		Denmark—0.5%
9,000		Rockwool International A/S	1,117,978
		France—9.6%
76,052		Accor SA	2,743,377
33,000		Bureau Veritas SA	4,256,188
50,000		Edenred	1,729,855
45,211		JC Decaux SA	1,227,726
56,000		Publicis Groupe	3,700,872
8,500		Remy Cointreau	1,074,208
28,730		Technip SA	3,111,704
19,300		Zodiac SA	2,171,489
		TOTAL	20,015,419
		Germany—5.4%
62,705		GEA Group AG	2,232,857
44,975		Gerresheimer AG	2,590,895
25,835		Heidelberger Zement AG	1,781,561
12,741		Hugo Boss AG	1,477,268
111,453		Wire Card AG	2,929,068
		TOTAL	11,011,649
		Hong Kong—2.4%
2,600,000		China Bluechemical Ltd.	1,659,446
3,579,000		China Everbright International Ltd.	2,381,201
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Hong Kong—continued
682,000		China National Building Material Co. Ltd.	$1,041,168
		TOTAL	5,081,815
		Indonesia—0.6%
1,533,489		PT Mitra Adiperkasa Tbk	1,237,772
		Ireland—1.7%
65,000		Ingersoll-Rand PLC, Class A	3,422,250
		Israel—1.0%
61,265	[1]	NICE-Systems Ltd., ADR	2,163,267
		Italy—2.6%
178,724		Azimut Holding SPA	2,844,333
135,200	[1]	Yoox SpA	2,506,449
		TOTAL	5,350,782
		Japan—8.6%
54,400		Aisin Seiki Co.	1,969,058
129,000		Chiyoda Corp.	1,610,238
101,000		Daihatsu Motor Co. Ltd.	2,051,818
40,500		Don Quijote Co. Ltd.	1,594,832
72,000		Fuji Heavy Industries	1,076,621
57,000		JGC Corp.	1,573,050
21,800		Lawson, Inc.	1,620,477
46,600		Nikon Corp.	1,045,722
72,700		Park 24 Co. Ltd.	1,328,663
89,800		Shionogi and Co.	1,830,103
64,700		Ship Health Care Holdings, Inc.	1,850,466
		TOTAL	17,551,048
		Jersey Channel Isle—1.3%
63,750		Delphi Automotive PLC	2,667,938
		Luxembourg—1.5%
7,935		Eurofins Scientific	1,573,615
181,748	[1]	SAF-Holland SA	1,414,197
		TOTAL	2,987,812
		Mexico—4.1%
319,800		Cemex S.A. de C.V., ADR	3,434,652
13,900		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	1,832,993
627,214		Mexichem SA de CV	3,134,952
		TOTAL	8,402,597
		Netherlands—2.2%
20,458		ASM International NV	813,288
62,084		Koninklijke DSM NV	3,634,454
		TOTAL	4,447,742
		Norway—3.0%
33,936		Fred Olsen Energy ASA	1,477,869
193,848		Petroleum Geo-Services ASA	3,055,942
70,000		Subsea 7 SA	1,654,676
		TOTAL	6,188,487
		Panama—1.2%
24,200		Copa Holdings SA, Class A	2,526,964
		Singapore—4.3%
239,000		City Developments Ltd.	2,155,709
1,660,000		Ezion Holdings Ltd.	2,674,176
2

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Singapore—continued
166,300		Keppel Corp. Ltd.	$1,563,091
682,000		Sembcorp Marine Ltd.	2,472,691
		TOTAL	8,865,667
		South Korea—0.8%
37,130		Hotel Shilla Co.	1,633,915
		Sweden—2.7%
87,800		Assa Abloy AB, Class B	3,482,188
66,854		Getinge AB, Class B	2,012,629
		TOTAL	5,494,817
		Switzerland—3.0%
72,735		Adecco SA	4,147,750
61,500	[1]	GAM Holding Ltd.	1,046,543
4,600		Partners Group Holding AG	1,063,011
		TOTAL	6,257,304
		Thailand—2.4%
2,615,400		Amata Corp. Public Co., Ltd.	2,241,771
528,000		Bangkok Dusit Medical Services Public Co., Ltd., GDR	2,644,437
		TOTAL	4,886,208
		United Kingdom—20.0%
327,844		Aberdeen Asset Management PLC	2,138,146
58,998		Aggreko PLC	1,517,979
133,969		Amec PLC	2,121,814
327,635		Ashtead Group PLC	2,559,765
56,987	[1]	ASOS PLC	2,367,938
117,851		Burberry Group PLC	2,460,109
69,069		Croda International PLC	2,715,944
240,000		Filtrona PLC	2,324,742
126,041		InterContinental Hotels Group PLC	3,659,791
31,800		Intertek Testing Services PLC	1,610,817
39,316		Johnson Matthey PLC	1,371,828
389,000		Jupiter Fund Management PLC	1,983,447
480,000		Kingfisher PLC	2,017,082
102,746		Rightmove PLC	2,685,671
28,000		Schroders PLC	846,155
436,500	[1]	SOCO International PLC	2,445,491
252,863		Telecity Group PLC	3,586,736
270,282		Wood Group (John) PLC	3,149,060
		TOTAL	41,562,515
		TOTAL COMMON STOCKS (IDENTIFIED COST $142,337,775)	199,181,818
		MUTUAL FUND—4.1%
8,478,929	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	8,478,929
		TOTAL INVESTMENTS—100.5% (IDENTIFIED COST $150,816,704)[4]	207,660,747
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[5]	(1,115,965)
		TOTAL NET ASSETS—100%	$206,544,782
At February 28, 2013, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $11 and $1,126, respectively. This is based on the contracts held as of each month-end throughout the three month period.
3

1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At February 28, 2013, the cost of investments for federal tax purposes was $150,816,704. The net unrealized appreciation of investments for federal tax purposes was $56,844,043. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $57,979,179 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,135,136.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “ Directors”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
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Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated World Investment Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2013